Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	60 Months Ended	72 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000131783_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000131783_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.23%
C000131783_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.89%
C000019449_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.89%
C000019449_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.77%
C000019449_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						13.35%
C000212499_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000212499_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.23%
C000212499_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.67%
C000064242_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000064242_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.23%
C000064242_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.89%
C000244528_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000244528_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	30.74%
C000182866_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000182866_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.23%
C000182866_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.37%
C000064241_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000064241_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.23%
C000064241_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.89%
C000019447_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000019447_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.23%
C000019447_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.89%
C000019448_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000019448_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.23%
C000019448_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.89%
C000131783_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series Growth Company Fund
C000131783_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000131783_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,894
C000131783_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 11,262
C000131783_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 15,553
C000131783_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 16,635
C000131783_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 20,502
C000131783_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 34,528
C000131783_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 46,065
C000131783_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 32,891
C000131783_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 41,520
C000131783_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 60,264	$ 60,264	$ 60,264	$ 60,264	$ 60,264	$ 60,264	$ 60,264
C000131783_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Growth Index
C000131783_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131783_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,614
C000131783_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,064
C000131783_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														14,412
C000131783_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													15,585
C000131783_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												18,746
C000131783_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											25,444
C000131783_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										32,923
C000131783_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,814
C000131783_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								32,155
C000131783_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	44,425	44,425	44,425	44,425	44,425	44,425	$ 44,425
C000131783_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000131783_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131783_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,258
C000131783_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,111
C000131783_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														13,585
C000131783_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,336
C000131783_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												16,557
C000131783_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											19,706
C000131783_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										24,897
C000131783_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,207
C000131783_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								25,007
C000131783_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,631	33,631	$ 33,631	33,631	33,631	$ 33,631	$ 33,631
C000131783_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	45.14%
C000131783_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			24.07%
C000131783_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						19.68%
C000131783_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.16%
C000131783_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.84%
C000131783_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						16.08%
C000019449_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® New Millennium Fund®
C000019449_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019449_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,008
C000019449_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,866
C000019449_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														13,113
C000019449_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,532
C000019449_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												15,267
C000019449_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,664
C000019449_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										19,354
C000019449_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,990
C000019449_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								24,068
C000019449_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,259	33,259	$ 33,259	33,259	33,259	$ 33,259	$ 33,259
C000019449_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
C000019449_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019449_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,275
C000019449_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,103
C000019449_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														13,642
C000019449_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,498
C000019449_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												16,834
C000019449_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											19,773
C000019449_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										25,294
C000019449_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,964
C000019449_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								26,142
C000019449_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,002	35,002	$ 35,002	$ 35,002	35,002	$ 35,002	$ 35,002
C000019449_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.19%
C000019449_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.85%
C000019449_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.77%
C000212499_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Growth Company K6 Fund
C000212499_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000212499_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,190
C000212499_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										18,681
C000212499_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									24,511
C000212499_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,440
C000212499_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,935	21,935	$ 21,935	$ 21,935	21,935	$ 21,935	21,935
C000212499_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Growth Index
C000212499_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000212499_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,045
C000212499_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										14,992
C000212499_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,398
C000212499_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								15,210
C000212499_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,946	18,946	18,946	$ 18,946	18,946	18,946	18,946
C000212499_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000212499_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000212499_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,920
C000212499_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,997
C000212499_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									16,420
C000212499_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								14,646
C000212499_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,493	16,493	$ 16,493	$ 16,493	16,493	16,493	$ 16,493
C000212499_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	46.43%
C000212499_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			23.48%
C000212499_NoLoadClassMember_2023-12-01_2024-11-30Member
Account Value [Line Items]
Average Annual Return, Percent	23.77%
C000212499_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.16%
C000212499_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.84%
C000212499_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	19.23%
C000064242_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class K
C000064242_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000064242_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,901
C000064242_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,292
C000064242_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														15,523
C000064242_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													16,498
C000064242_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												20,152
C000064242_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											33,528
C000064242_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										44,214
C000064242_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									31,018
C000064242_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								39,323
C000064242_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 56,766	56,766	$ 56,766	56,766	56,766	56,766	$ 56,766
C000064242_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Growth Index
C000064242_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000064242_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,614
C000064242_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,064
C000064242_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														14,412
C000064242_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													15,585
C000064242_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												18,746
C000064242_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											25,444
C000064242_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										32,923
C000064242_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,814
C000064242_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								32,155
C000064242_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	44,425	44,425	44,425	44,425	44,425	44,425	$ 44,425
C000064242_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000064242_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000064242_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,258
C000064242_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,111
C000064242_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														13,585
C000064242_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,336
C000064242_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												16,557
C000064242_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											19,706
C000064242_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										24,897
C000064242_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,207
C000064242_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								25,007
C000064242_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,631	$ 33,631	$ 33,631	33,631	33,631	$ 33,631	$ 33,631
C000064242_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	44.36%
C000064242_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			23.01%
C000064242_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						18.96%
C000064242_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.16%
C000064242_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.84%
C000064242_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						16.08%
C000244528_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Equity Growth K6 Fund
C000244528_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000244528_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,640	$ 10,640	$ 10,640	10,640	10,640	$ 10,640	10,640
C000244528_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
C000244528_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000244528_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,721	$ 10,721	10,721	10,721	10,721	10,721	10,721
C000244528_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000244528_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000244528_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,455	$ 10,455	10,455	10,455	$ 10,455	10,455	10,455
C000244528_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	39.15%
C000244528_NoLoadClassMember_2023-12-01_2024-11-30Member
Account Value [Line Items]
Average Annual Return, Percent	36.17%
C000244528_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.16%
C000244528_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	36.21%
C000182866_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Growth Strategies K6 Fund
C000182866_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000182866_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,950
C000182866_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,244
C000182866_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,849
C000182866_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										17,344
C000182866_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									21,791
C000182866_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,505
C000182866_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,776	18,776	18,776	18,776	$ 18,776	18,776	18,776
C000182866_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Growth Index
C000182866_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000182866_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,218
C000182866_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,814
C000182866_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											14,384
C000182866_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										18,828
C000182866_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,165
C000182866_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,340
C000182866_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	19,070	19,070	19,070	19,070	$ 19,070	19,070	19,070
C000182866_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000182866_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000182866_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,090
C000182866_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,703
C000182866_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,516
C000182866_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										16,087
C000182866_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,324
C000182866_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								18,129
C000182866_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 20,414	20,414	$ 20,414	20,414	$ 20,414	20,414	$ 20,414
C000182866_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	45.82%
C000182866_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.60%
C000182866_NoLoadClassMember_2023-12-01_2024-11-30Member
Account Value [Line Items]
Average Annual Return, Percent	14.33%
C000182866_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	40.07%
C000182866_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.18%
C000182866_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.95%
C000064241_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class K
C000064241_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000064241_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,500
C000064241_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,521
C000064241_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														12,816
C000064241_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,180
C000064241_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												16,203
C000064241_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											20,281
C000064241_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										25,440
C000064241_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,381
C000064241_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								21,769
C000064241_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,700	31,700	$ 31,700	31,700	31,700	31,700	$ 31,700
C000064241_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap® Growth Index
C000064241_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000064241_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,182
C000064241_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,644
C000064241_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														13,308
C000064241_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,016
C000064241_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												17,065
C000064241_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											22,337
C000064241_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										26,296
C000064241_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,572
C000064241_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								22,624
C000064241_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	31,688	31,688	31,688	31,688	31,688	31,688	$ 31,688
C000064241_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000064241_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000064241_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,258
C000064241_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,111
C000064241_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														13,585
C000064241_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,336
C000064241_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												16,557
C000064241_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											19,706
C000064241_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										24,897
C000064241_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,207
C000064241_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								25,007
C000064241_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,631	33,631	$ 33,631	33,631	33,631	$ 33,631	$ 33,631
C000064241_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	45.62%
C000064241_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.37%
C000064241_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.23%
C000064241_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	40.07%
C000064241_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.18%
C000064241_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.22%
C000019447_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Growth Strategies Fund
C000019447_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019447_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,486
C000019447_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,488
C000019447_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														12,756
C000019447_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,105
C000019447_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												16,088
C000019447_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											20,112
C000019447_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										25,202
C000019447_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,166
C000019447_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								21,513
C000019447_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,304	31,304	$ 31,304	31,304	31,304	$ 31,304	$ 31,304
C000019447_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap® Growth Index
C000019447_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019447_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,182
C000019447_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,644
C000019447_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														13,308
C000019447_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,016
C000019447_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												17,065
C000019447_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											22,337
C000019447_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										26,296
C000019447_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,572
C000019447_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								22,624
C000019447_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	31,688	31,688	31,688	31,688	31,688	31,688	$ 31,688
C000019447_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019447_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019447_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,258
C000019447_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,111
C000019447_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														13,585
C000019447_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													14,336
C000019447_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												16,557
C000019447_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											19,706
C000019447_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										24,897
C000019447_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,207
C000019447_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								25,007
C000019447_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,631	33,631	$ 33,631	33,631	33,631	$ 33,631	$ 33,631
C000019447_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	45.51%
C000019447_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.24%
C000019447_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.09%
C000019447_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	40.07%
C000019447_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.18%
C000019447_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						12.22%
C000019448_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Growth Company Fund
C000019448_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019448_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,890
C000019448_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,268
C000019448_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														15,476
C000019448_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													16,434
C000019448_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												20,058
C000019448_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											33,343
C000019448_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										43,934
C000019448_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									30,797
C000019448_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								39,032
C000019448_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 56,297	56,297	$ 56,297	56,297	56,297	$ 56,297	$ 56,297
C000019448_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Growth Index
C000019448_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019448_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,614
C000019448_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															11,064
C000019448_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														14,412
C000019448_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													15,585
C000019448_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												18,746
C000019448_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											25,444
C000019448_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										32,923
C000019448_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									25,814
C000019448_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								32,155
C000019448_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	44,425	44,425	44,425	44,425	44,425	44,425	$ 44,425
C000019448_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
C000019448_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000019448_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,258
C000019448_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 11,111
C000019448_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 13,585
C000019448_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 14,336
C000019448_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 16,557
C000019448_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 19,706
C000019448_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 24,897
C000019448_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 22,207
C000019448_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 25,007
C000019448_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,631	$ 33,631	$ 33,631	$ 33,631	$ 33,631	$ 33,631	$ 33,631
C000019448_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	44.23%
C000019448_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			22.92%
C000019448_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						18.86%
C000019448_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.16%
C000019448_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.84%
C000019448_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						16.08%